SIGNIFICANT ACCOUNTING POLICIES - Impairment of Equity Method Investments (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015
EQUITY INVESTMENTS
Impairment of equity-method investment	$ 199	$ 199 [1]
Great Lakes | Nonrecurring fair value measurement
EQUITY INVESTMENTS
Impairment of equity-method investment	$ 199	$ 199

[1]	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).